DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 11.5%
Alphabet, Inc., Class A
295,974 50,830,575
Alphabet, Inc., Class C
240,578 41,583,907
AT&T, Inc.
363,960 10,118,088
Electronic Arts, Inc.
11,969 1,720,903
Fox Corp., Class A
11,539 633,953
Fox Corp., Class B
5,370 270,004
Interpublic Group of Cos., Inc.
21,673 519,285
Match Group, Inc.
12,078 361,615
Meta Platforms, Inc., Class A
111,230 72,020,313
News Corp., Class A
21,156 597,445
News Corp., Class B
6,477 211,927
Omnicom Group, Inc.
10,445 767,081
Paramount Global, Class B
31,842 385,288
Take-Two Interactive Software,
Inc. *
8,616 1,949,628
T-Mobile US, Inc.
24,345 5,896,359
Walt Disney Co.
91,497 10,342,821
Warner Bros Discovery, Inc. *
110,781 1,104,487
(Cost $173,099,337)
199,313,679
Consumer Discretionary
— 5.2%
Aptiv PLC *
12,380 827,108
AutoZone, Inc. *
849 3,169,351
Best Buy Co., Inc.
10,242 678,840
Booking Holdings, Inc.
1,683 9,288,359
Caesars Entertainment, Inc. *
11,121 298,932
Carnival Corp. *
55,190 1,281,512
D.R. Horton, Inc.
14,225 1,679,403
Darden Restaurants, Inc.
5,871 1,257,627
Deckers Outdoor Corp. *
8,214 866,741
eBay, Inc.
24,142 1,766,470
Expedia Group, Inc.
6,504 1,084,542
Ford Motor Co.
195,455 2,028,823
General Motors Co.
50,124 2,486,652
Hasbro, Inc.
6,877 458,765
Hilton Worldwide Holdings, Inc.
12,020 2,986,249
Home Depot, Inc.
50,437 18,575,443
Las Vegas Sands Corp.
18,739 771,297
LKQ Corp.
13,815 559,093
Lowe's Cos., Inc.
28,617 6,459,715
Marriott International, Inc.,
Class A
11,444 3,019,271
MGM Resorts International *
12,010 380,116
NIKE, Inc., Class B
59,466 3,603,045
Norwegian Cruise Line Holdings
Ltd. *
22,171 391,318
O'Reilly Automotive, Inc. *
2,915 3,986,262
PulteGroup, Inc.
9,998 980,104
Ralph Lauren Corp.
2,169 600,401
Number
of Shares Value $
Royal Caribbean Cruises Ltd.
12,502 3,212,639
Starbucks Corp.
57,565 4,832,582
Tapestry, Inc.
10,346 812,678
TJX Cos., Inc.
57,055 7,240,280
Tractor Supply Co.
26,606 1,287,730
Ulta Beauty, Inc. *
2,325 1,096,145
Williams-Sonoma, Inc.
6,203 1,003,397
Yum! Brands, Inc.
14,133 2,034,304
(Cost $86,847,587)
91,005,194
Consumer Staples — 5.8%
Archer-Daniels-Midland Co.
25,906 1,250,483
Bunge Global SA
6,425 502,114
Church & Dwight Co., Inc.
12,238 1,203,118
Clorox Co.
6,028 794,973
Coca-Cola Co.
196,580 14,173,418
Colgate-Palmolive Co.
41,010 3,811,469
Conagra Brands, Inc.
24,329 556,891
Constellation Brands, Inc., Class
A
7,737 1,379,430
Costco Wholesale Corp.
22,543 23,448,778
Estee Lauder Cos., Inc., Class A
12,146 813,053
General Mills, Inc.
27,396 1,486,507
Hershey Co.
7,825 1,257,399
Hormel Foods Corp.
15,285 468,944
J M Smucker Co.
5,826 656,066
Kellanova
13,938 1,151,697
Keurig Dr Pepper, Inc.
68,971 2,322,253
Kimberly-Clark Corp.
16,683 2,398,348
Kraft Heinz Co.
46,935 1,254,572
Kroger Co.
33,693 2,298,873
Lamb Weston Holdings, Inc.
7,511 418,964
McCormick & Co., Inc.
12,444 905,052
Molson Coors Beverage Co.,
Class B
9,287 497,690
Mondelez International, Inc.,
Class A
65,291 4,406,490
PepsiCo, Inc.
69,290 9,108,170
Target Corp.
22,967 2,159,128
The Campbell's Company
10,545 358,952
Walgreens Boots Alliance, Inc.
39,177 440,741
Walmart, Inc.
220,332 21,751,175
(Cost $94,897,876)
101,274,748
Energy — 3.6%
APA Corp.
14,501 246,662
Baker Hughes Co.
49,652 1,839,607
ConocoPhillips
64,278 5,486,127
Devon Energy Corp.
33,427 1,011,501
Diamondback Energy, Inc.
9,909 1,333,256
EOG Resources, Inc.
28,267 3,068,948
EQT Corp.
31,531 1,738,304
Expand Energy Corp.
10,424 1,210,539

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Exxon Mobil Corp.
221,136 22,622,213
Halliburton Co.
46,655 913,971
Hess Corp.
14,586 1,928,123
Kinder Morgan, Inc.
98,483 2,761,463
Marathon Petroleum Corp.
15,897 2,555,284
Occidental Petroleum Corp.
35,937 1,465,511
ONEOK, Inc.
31,359 2,535,062
Phillips 66
20,736 2,353,121
Schlumberger NV
69,772 2,305,965
Targa Resources Corp.
11,074 1,748,917
Valero Energy Corp.
15,839 2,042,756
Williams Cos., Inc.
62,105 3,757,973
(Cost $65,484,354)
62,925,303
Financials — 14.6%
Aflac, Inc.
25,090 2,597,819
Allstate Corp.
13,430 2,818,554
American Express Co.
27,951 8,218,992
American International Group,
Inc.
29,893 2,530,143
Ameriprise Financial, Inc.
4,845 2,467,268
Aon PLC, Class A
10,970 4,081,718
Apollo Global Management, Inc.
22,576 2,950,457
Arch Capital Group Ltd.
19,872 1,888,635
Arthur J Gallagher & Co.
12,900 4,481,976
Assurant, Inc.
2,756 559,413
Bank of America Corp.
335,922 14,824,238
Bank of New York Mellon Corp.
35,978 3,188,011
Blackrock, Inc.
7,351 7,203,171
Capital One Financial Corp.
32,036 6,059,609
Cboe Global Markets, Inc.
5,555 1,272,762
Charles Schwab Corp.
86,305 7,624,184
Chubb Ltd.
18,930 5,625,996
Citigroup, Inc.
94,930 7,150,128
Citizens Financial Group, Inc.
23,594 952,018
CME Group, Inc.
18,277 5,282,053
Everest Group Ltd.
2,266 786,732
FactSet Research Systems, Inc.
2,042 935,767
Fidelity National Information
Services, Inc.
26,723 2,127,418
Fifth Third Bancorp
32,364 1,235,981
Fiserv, Inc. *
28,811 4,690,143
Franklin Resources, Inc.
16,135 349,161
Global Payments, Inc.
13,526 1,022,701
Goldman Sachs Group, Inc.
15,795 9,484,108
Hartford Insurance Group, Inc.
14,444 1,875,409
Huntington Bancshares, Inc.
79,096 1,236,270
Intercontinental Exchange, Inc.
29,115 5,234,877
Invesco Ltd.
23,290 336,773
Jack Henry & Associates, Inc.
3,706 671,416
KeyCorp
50,670 803,626
M&T Bank Corp.
8,884 1,622,574
Number
of Shares Value $
MarketAxess Holdings, Inc.
2,171 469,826
Marsh & McLennan Cos., Inc.
24,971 5,834,724
Mastercard, Inc., Class A
41,411 24,250,282
MetLife, Inc.
28,902 2,271,119
Moody's Corp.
7,809 3,743,010
Morgan Stanley
62,601 8,014,806
MSCI, Inc.
3,905 2,202,498
Nasdaq, Inc.
21,930 1,832,032
Northern Trust Corp.
10,621 1,133,686
PayPal Holdings, Inc. *
49,824 3,501,631
PNC Financial Services Group,
Inc.
20,025 3,480,545
Principal Financial Group, Inc.
11,168 869,875
Prudential Financial, Inc.
17,434 1,811,218
Raymond James Financial, Inc.
9,801 1,440,551
Regions Financial Corp.
48,429 1,038,318
S&P Global, Inc.
15,947 8,178,578
State Street Corp.
13,960 1,344,069
Synchrony Financial
21,000 1,210,650
T. Rowe Price Group, Inc.
11,753 1,099,963
Travelers Cos., Inc.
11,468 3,161,728
Truist Financial Corp.
65,639 2,592,740
US Bancorp
77,635 3,384,110
Visa, Inc., Class A
87,548 31,971,654
Wells Fargo & Co.
166,624 12,460,143
Willis Towers Watson PLC
5,035 1,593,829
(Cost $210,610,403)
253,081,686
Health Care — 10.4%
Abbott Laboratories
88,097 11,767,997
AbbVie, Inc.
89,641 16,683,087
Agilent Technologies, Inc.
14,271 1,597,210
Amgen, Inc.
27,254 7,854,058
Baxter International, Inc.
27,618 842,349
Becton Dickinson & Co.
14,442 2,492,545
Biogen, Inc. *
7,829 1,016,126
Boston Scientific Corp. *
74,951 7,889,342
Bristol-Myers Squibb Co.
102,898 4,967,915
Cardinal Health, Inc.
12,812 1,978,685
Cencora, Inc.
8,757 2,550,389
Centene Corp. *
24,848 1,402,421
Charles River Laboratories
International, Inc. *
2,724 369,456
Cigna Group
13,857 4,387,680
CVS Health Corp.
63,849 4,088,890
Danaher Corp.
32,387 6,150,291
DaVita, Inc. *
2,377 323,890
Edwards Lifesciences Corp. *
29,792 2,330,330
Elevance Health, Inc.
11,725 4,500,524
Eli Lilly & Co.
40,013 29,516,390
GE HealthCare Technologies,
Inc.
22,511 1,587,926
Gilead Sciences, Inc.
63,316 6,969,825

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Humana, Inc.
6,377 1,486,670
Incyte Corp. *
8,390 545,853
IQVIA Holdings, Inc. *
8,229 1,154,776
Medtronic PLC
64,964 5,390,713
Merck & Co., Inc.
128,280 9,857,035
Mettler-Toledo International,
Inc. *
1,036 1,197,119
Moderna, Inc. *
18,295 485,915
Quest Diagnostics, Inc.
5,764 999,132
Regeneron Pharmaceuticals, Inc.
5,288 2,592,601
ResMed, Inc.
7,693 1,883,169
Revvity, Inc.
6,308 570,369
Stryker Corp.
17,390 6,654,110
Thermo Fisher Scientific, Inc.
19,359 7,798,192
UnitedHealth Group, Inc.
46,739 14,110,972
Viatris, Inc.
57,188 502,683
Waters Corp. *
3,045 1,063,436
Zoetis, Inc.
22,563 3,804,799
(Cost $192,344,979)
181,364,870
Industrials — 7.2%
Allegion PLC
4,361 622,315
AMETEK, Inc.
11,555 2,065,341
Broadridge Financial Solutions,
Inc.
6,213 1,508,703
C.H. Robinson Worldwide, Inc.
6,219 596,837
Carrier Global Corp.
40,534 2,886,021
Caterpillar, Inc.
24,172 8,412,581
CSX Corp.
96,137 3,036,968
Cummins, Inc.
7,241 2,327,837
Dayforce, Inc. *
7,812 461,533
Deere & Co.
12,830 6,495,316
Delta Air Lines, Inc.
34,498 1,669,358
Dover Corp.
7,273 1,292,776
Eaton Corp. PLC
20,018 6,409,764
Emerson Electric Co.
28,471 3,398,868
Fastenal Co.
58,012 2,398,216
Fortive Corp.
16,665 1,169,716
GE Aerospace
54,509 13,404,308
Hubbell, Inc.
2,814 1,096,278
Illinois Tool Works, Inc.
13,369 3,276,474
Ingersoll Rand, Inc.
21,363 1,744,075
JB Hunt Transport Services, Inc.
4,182 580,671
Johnson Controls International
PLC
33,282 3,373,796
Lennox International, Inc.
1,576 889,573
Masco Corp.
11,335 707,531
Norfolk Southern Corp.
11,321 2,797,645
Otis Worldwide Corp.
20,974 1,999,871
PACCAR, Inc.
26,152 2,454,365
Pentair PLC
8,868 879,528
Quanta Services, Inc.
7,438 2,547,961
Republic Services, Inc.
10,355 2,664,238
Number
of Shares Value $
Rockwell Automation, Inc.
5,634 1,777,809
Southwest Airlines Co.
29,583 987,481
Stanley Black & Decker, Inc.
8,290 542,415
Trane Technologies PLC
11,301 4,862,481
Uber Technologies, Inc. *
106,010 8,921,802
Union Pacific Corp.
30,545 6,770,605
United Airlines Holdings, Inc. *
16,534 1,313,544
United Rentals, Inc.
3,283 2,325,612
Veralto Corp.
12,368 1,249,539
Verisk Analytics, Inc.
7,158 2,248,614
W.W. Grainger, Inc.
2,306 2,507,913
Waste Management, Inc.
18,540 4,467,584
Westinghouse Air Brake
Technologies Corp.
9,064 1,833,828
Xylem, Inc.
11,912 1,501,388
(Cost $101,555,059)
124,479,079
Information Technology
— 36.1%
Accenture PLC, Class A
31,709 10,046,045
Adobe, Inc. *
22,054 9,154,395
Advanced Micro Devices, Inc. *
82,148 9,096,248
Akamai Technologies, Inc. *
8,449 641,533
Apple, Inc.
763,020 153,252,567
Applied Materials, Inc.
41,188 6,456,219
Autodesk, Inc. *
10,821 3,204,315
Cadence Design Systems, Inc. *
13,876 3,983,383
Cisco Systems, Inc.
202,336 12,755,261
Corning, Inc.
39,149 1,941,399
Dell Technologies, Inc., Class C
15,732 1,750,500
Fortinet, Inc. *
32,283 3,285,764
Gen Digital, Inc.
26,853 764,773
Hewlett Packard Enterprise Co.
68,118 1,177,079
HP, Inc.
46,123 1,148,463
Intel Corp.
219,446 4,290,169
Jabil, Inc.
5,488 922,039
Keysight Technologies, Inc. *
8,537 1,340,651
KLA Corp.
6,747 5,106,669
Lam Research Corp.
65,337 5,278,576
Micron Technology, Inc.
56,475 5,334,629
Microsoft Corp.
377,585 173,825,031
NetApp, Inc.
10,134 1,004,887
NVIDIA Corp.
1,243,805 168,075,370
ON Semiconductor Corp. *
22,630 950,913
Palo Alto Networks, Inc. *
33,584 6,462,233
QUALCOMM, Inc.
56,151 8,153,125
Salesforce, Inc.
48,817 12,954,567
Seagate Technology Holdings
PLC
10,559 1,245,328
ServiceNow, Inc. *
10,447 10,562,857
TE Connectivity PLC
15,015 2,403,451
Western Digital Corp. *
18,325 944,654

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
(Cost $509,295,106)
627,513,093
Materials — 2.2%
Air Products and Chemicals, Inc.
11,238 3,134,391
Albemarle Corp.
6,316 352,180
Amcor PLC
113,928 1,037,884
Avery Dennison Corp.
4,224 750,731
Ball Corp.
15,943 854,226
CF Industries Holdings, Inc.
9,631 873,628
Dow, Inc.
34,047 944,464
Ecolab, Inc.
12,649 3,359,827
Freeport-McMoRan, Inc.
71,940 2,768,251
International Flavors &
Fragrances, Inc.
13,351 1,022,153
Linde PLC
24,143 11,288,784
LyondellBasell Industries NV,
Class A
13,863 783,121
Mosaic Co.
16,194 585,251
Newmont Corp.
57,825 3,048,534
PPG Industries, Inc.
12,477 1,382,452
Sherwin-Williams Co.
11,705 4,199,871
Smurfit WestRock PLC
26,124 1,131,953
(Cost $38,152,602)
37,517,701
Real Estate — 2.4%
Alexandria Real Estate Equities,
Inc. REIT
8,180 574,154
American Tower Corp. REIT
23,677 5,082,268
AvalonBay Communities, Inc.
REIT
6,917 1,430,228
BXP, Inc. REIT
7,625 513,391
CBRE Group, Inc., Class A *
14,763 1,845,670
CoStar Group, Inc. *
21,598 1,588,749
Digital Realty Trust, Inc. REIT
15,947 2,735,229
Equinix, Inc. REIT
4,910 4,364,106
Equity Residential REIT
16,564 1,161,799
Extra Space Storage, Inc. REIT
11,246 1,699,833
Federal Realty Investment Trust
REIT
4,112 392,614
Number
of Shares Value $
Healthpeak Properties, Inc. REIT
36,995 644,083
Host Hotels & Resorts, Inc. REIT
37,136 575,237
Iron Mountain, Inc. REIT
15,688 1,548,563
Kimco Realty Corp. REIT
35,082 745,843
Prologis, Inc. REIT
46,781 5,080,417
Public Storage REIT
7,903 2,437,364
Regency Centers Corp. REIT
8,299 598,773
SBA Communications Corp.
REIT
5,325 1,234,814
Ventas, Inc. REIT
21,991 1,413,581
Welltower, Inc. REIT
30,860 4,761,081
Weyerhaeuser Co. REIT
38,550 998,831
(Cost $40,795,308)
41,426,628
Utilities — 0.8%
American Water Works Co., Inc.
9,669 1,382,377
CenterPoint Energy, Inc.
32,795 1,221,286
Consolidated Edison, Inc.
18,201 1,901,822
Entergy Corp.
22,592 1,881,462
Eversource Energy
19,081 1,236,640
Exelon Corp.
50,749 2,223,821
Public Service Enterprise Group,
Inc.
24,937 2,020,645
Sempra
31,735 2,494,054
(Cost $13,553,885)
14,362,107
TOTAL COMMON STOCKS
(Cost $1,526,636,496)
1,734,264,088
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.26% (a)
(Cost $1,833,124)
1,833,124 1,833,124
TOTAL INVESTMENTS — 99.9%
(Cost $1,528,469,620)
1,736,097,212
Other assets and liabilities,
net — 0.1%
1,823,214
NET ASSETS — 100.0%
1,737,920,426
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (a)(b)
181,933 — (181,933) (c) — — 225 — — —
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.26% (a)
2,883,809 16,881,984 (17,932,669) — — 90,969 — 1,833,124 1,833,124
3,065,742 16,881,984 (18,114,602) — — 91,194 — 1,833,124 1,833,124
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 ESG Index
USD 5 1,259,179 1,271,450 6/20/2025 12,271
E-Mini S&P 500 Index
USD 6 1,684,213 1,774,800 6/20/2025 90,587
Total unrealized appreciation
102,858
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,734,264,088 $ — $ — $ 1,734,264,088
Short-Term Investments (a)
1,833,124 — — 1,833,124
Derivatives (b)
Futures Contracts
102,858 — — 102,858
TOTAL
$ 1,736,200,070 $ — $ — $ 1,736,200,070
(a)
See Schedule of Investments for additional detailed categorizations.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPE-PH3
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.